CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Common stock CNY (¥) shares	Common stock USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory Reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2020	¥ 25,988		¥ (211,352)		¥ 19,487,232		¥ 8,038	¥ 151,677		¥ (17,710,964)		¥ (26,015)		¥ 1,724,604
Balance at beginning of the year (in shares) at Dec. 31, 2020 | shares	386,119,349	386,119,349
Net income (loss) for the year										261,907		(21,749)		240,158
Net loss for the year														209,628
Other comprehensive loss								(44,298)						(44,298)
Reversal of statutory reserves							(7,871)			7,871
Share-based compensation					134,926									134,926
Adjustment of convertible noncontrolling interests										(30,530)				(30,530)
Purchase from non-controlling interest shareholders					(4,269)							1,262		(3,007)
Contributions from non-controlling interest shareholders												541		541
Newly deposited and issued to depository bank-Citibank, N.A. ("Citi") (in shares) | shares	5,000,000	5,000,000
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(170,492)	(170,492)
Settlement of exercised share options and vested restricted shares with treasury shares			98,321		(98,321)
Settlement of exercised share options and vested restricted shares with treasury shares (in shares) | shares	(2,974,987)	(2,974,987)
Exercise of share options and vesting of restricted shares					2,605									2,605
Exercise of share options and vesting of restricted shares (in shares) | shares	3,145,479	3,145,479
Balance at end of the year at Dec. 31, 2021	¥ 25,988		¥ (113,031)		19,522,173		167	107,379		(17,471,716)		(45,961)		2,024,999
Balance at end of the year (in shares) at Dec. 31, 2021 | shares	391,119,349	391,119,349
Net loss for the year										(1,463,311)		(39,980)		(1,503,291)
Other comprehensive loss								17,085						17,085
Reversal of statutory reserves							¥ (167)			167
Share-based compensation					72,096									¥ 72,096
Purchase of ordinary shares (in shares) | shares														27,029,700	27,029,700
Purchase from non-controlling interest shareholders					(1,547)							813		¥ (734)
Gain from early redemption of convertible senior notes					1,721									1,721
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(694,872)	(694,872)
Settlement of exercised share options and vested restricted shares with treasury shares					(113,031)
Settlement of exercised share options and vested restricted shares with treasury shares (in shares) | shares	(3,420,063)	(3,420,063)	113,031,000	113,031,000
Exercise of share options and vesting of restricted shares					5									5
Exercise of share options and vesting of restricted shares (in shares) | shares	4,114,935	4,114,935
Balance at end of the year at Dec. 31, 2022	¥ 25,988				19,481,417			124,464		(18,934,860)		(85,128)		611,881
Balance at end of the year (in shares) at Dec. 31, 2022 | shares	391,119,349	391,119,349
Net loss for the year										(814,402)		(78,982)		(893,384)	$ (125,832)
Other comprehensive loss								(5,295)						(5,295)
Share-based compensation					48,344									48,344
Purchase of ordinary shares (in shares) | shares	27,029,700	27,029,700
Purchase of ordinary shares			¥ (23,853)											(23,853)
Disposal of subsidiaries												488		488
Newly deposited and issued to depository bank-Citibank, N.A. ("Citi") (in shares) | shares	6,000,000	6,000,000
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(4,569,335)	(4,569,335)
Exercise of share options and vesting of restricted shares					45									45
Exercise of share options and vesting of restricted shares (in shares) | shares	4,569,335	4,569,335
Balance at end of the year at Dec. 31, 2023	¥ 25,988	$ 3,660	¥ (23,853)	$ (3,360)	¥ 19,529,806	$ 2,750,715		¥ 119,169	$ 16,785	¥ (19,749,262)	$ (2,781,625)	¥ (163,622)	$ (23,046)	¥ (261,774)	$ (36,871)
Balance at end of the year (in shares) at Dec. 31, 2023 | shares	424,149,049	424,149,049